UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common stock Graf Acquisition Corp. IV [Member]	Common stock	Additional Paid-In Capital Graf Acquisition Corp. IV [Member]	Additional Paid-In Capital	Accumulated Deficit Graf Acquisition Corp. IV [Member]	Accumulated Deficit	Graf Acquisition Corp. IV [Member]	Total
Beginning balance at Dec. 31, 2020		$ 14,000		$ 14,200,000		$ (29,157,000)		$ (14,943,000)
Increase (decrease) in Stockholders' Deficit
Net income (loss)						(23,265,000)		(23,265,000)
Ending balance at Dec. 31, 2021	$ 429	14,000	$ 0	14,356,000	$ (10,895,130)	(52,422,000)	$ (10,894,701)	(38,052,000)
Balance at the end (in shares) at Dec. 31, 2021	4,290,375
Beginning balance at Jan. 27, 2021	$ 0		0		0		0
Balance at the beginning (in shares) at Jan. 27, 2021	0
Increase (decrease) in Stockholders' Deficit
Issuance of common stock to Sponsor	$ 431		24,569		0		25,000
Issuance of common stock to Sponsor (in shares)	4,312,500
Common stock forfeited	$ (2)		2		0
Common stock forfeited (in shares)	(22,125)
Fair value of Public Warrants included in the Units sold in the Initial Public Offering			7,894,290		0		7,894,290
Accretion to common stock subject to possible redemption amount			7,484,675		9,904,492		17,389,167
Offering costs associated with issuance of Public Warrants			(434,186)		0		(434,186)
Net income (loss)			0		(990,638)		(990,638)
Ending balance at Dec. 31, 2021	$ 429	14,000	0	14,356,000	(10,895,130)	(52,422,000)	(10,894,701)	(38,052,000)
Balance at the end (in shares) at Dec. 31, 2021	4,290,375
Increase (decrease) in Stockholders' Deficit
Net income (loss)					2,003,390		2,003,390
Ending balance at Mar. 31, 2022	$ 429				(8,891,740)		(8,891,311)
Balance at the end (in shares) at Mar. 31, 2022	4,290,375
Beginning balance at Dec. 31, 2021	$ 429	14,000	0	14,356,000	(10,895,130)	(52,422,000)	(10,894,701)	(38,052,000)
Balance at the beginning (in shares) at Dec. 31, 2021	4,290,375
Increase (decrease) in Stockholders' Deficit
Net income (loss)						(13,113,000)	2,959,529	(13,113,000)
Ending balance at Jun. 30, 2022	$ 429	14,000		14,405,000	(4,210,955)	(65,535,000)	(4,210,526)	(51,116,000)
Balance at the end (in shares) at Jun. 30, 2022	4,290,375
Beginning balance at Dec. 31, 2021	$ 429	14,000	0	14,356,000	(10,895,130)	(52,422,000)	(10,894,701)	(38,052,000)
Balance at the beginning (in shares) at Dec. 31, 2021	4,290,375
Increase (decrease) in Stockholders' Deficit
Adjustment for accretion of common stock subject to possible redemption amount			0		2,175,524		2,175,524
Net income (loss)			0		4,548,351	(26,754,000)	4,548,351	(26,754,000)
Ending balance at Dec. 31, 2022	$ 429	33,000	0	80,706,000	(4,171,255)	(79,176,000)	(4,170,826)	1,563,000
Balance at the end (in shares) at Dec. 31, 2022	4,290,375
Beginning balance at Mar. 31, 2022	$ 429				(8,891,740)		(8,891,311)
Balance at the beginning (in shares) at Mar. 31, 2022	4,290,375
Increase (decrease) in Stockholders' Deficit
Adjustment for accretion of common stock subject to possible redemption amount					3,724,646		3,724,646
Net income (loss)					956,139		956,139
Ending balance at Jun. 30, 2022	$ 429	14,000		14,405,000	(4,210,955)	(65,535,000)	(4,210,526)	(51,116,000)
Balance at the end (in shares) at Jun. 30, 2022	4,290,375
Beginning balance at Dec. 31, 2022	$ 429	33,000	0	80,706,000	(4,171,255)	(79,176,000)	(4,170,826)	1,563,000
Balance at the beginning (in shares) at Dec. 31, 2022	4,290,375
Increase (decrease) in Stockholders' Deficit
Adjustment for accretion of common stock subject to possible redemption amount					(1,507,323)		(1,507,323)
Net income (loss)					378,877		378,877
Ending balance at Mar. 31, 2023	$ 429				(5,299,701)		(5,299,272)
Balance at the end (in shares) at Mar. 31, 2023	4,290,375
Beginning balance at Dec. 31, 2022	$ 429	33,000	$ 0	80,706,000	(4,171,255)	(79,176,000)	(4,170,826)	1,563,000
Balance at the beginning (in shares) at Dec. 31, 2022	4,290,375
Increase (decrease) in Stockholders' Deficit
Net income (loss)						(16,171,000)	(1,452,171)	(16,171,000)
Ending balance at Jun. 30, 2023	$ 429	33,000		82,958,000	(8,539,578)	(95,347,000)	(8,539,149)	(12,356,000)
Balance at the end (in shares) at Jun. 30, 2023	4,290,375
Beginning balance at Mar. 31, 2023	$ 429				(5,299,701)		(5,299,272)
Balance at the beginning (in shares) at Mar. 31, 2023	4,290,375
Increase (decrease) in Stockholders' Deficit
Adjustment for accretion of common stock subject to possible redemption amount					(1,408,829)		(1,408,829)
Net income (loss)					(1,831,048)		(1,831,048)
Ending balance at Jun. 30, 2023	$ 429	$ 33,000		$ 82,958,000	$ (8,539,578)	$ (95,347,000)	$ (8,539,149)	$ (12,356,000)
Balance at the end (in shares) at Jun. 30, 2023	4,290,375